SCHEDULE OF RECONCILES STATUTORY RATES TO EFFECTIVE TAX RATE (Details)			12 Months Ended
		Apr. 01, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Hong Kong statutory income tax rate		16.50%	16.50%	16.50%	16.50%
Preferential tax rate in Hong Kong				(10.00%)	(3.60%)
Expenses not deductible for tax	[1]			0.80%	0.10%
Effect of tax rates in foreign jurisdiction			(9.80%)
Valuation allowance			(21.30%)
Permanent difference	[2]		3.60%	(3.10%)	(3.70%)
Effective tax rate			(11.00%)	4.20%	9.30%

[1]	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including professional fees in relation to IPO.
[2]	Mainly represents non-taxable income due to governmental grants and other immaterial non-taxable interest. In 2022, this also represents the combination of other non-taxable income and deferred true-ups due to non-deductible expenses.